Accounts Receivable (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable, gross	$ 826,683	$ 1,774,792
Less: allowance for doubtful accounts
Accounts receivable, net	$ 826,683	$ 1,774,792